Securities (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Unrealized Gains and Losses

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			January 31, 2021				October 31, 2020
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$13,808	$192	$–	$14,000	$13,967	$160	$(1)	$14,126
Provinces	17,402	310	(10)	17,702	16,342	181	(21)	16,502
U.S. federal, state, municipal governments, and agencies debt	28,419	180	(21)	28,578	32,875	192	(33)	33,034
Other OECD government guaranteed debt	9,736	35	(1)	9,770	10,720	39	(3)	10,756

Mortgage-backed securities	3,515	7	(1)	3,521	3,855	11	(1)	3,865

	72,880	724	(33)	73,571	77,759	583	(59)	78,283
Other debt securities
Asset-backed securities	9,088	29	(22)	9,095	10,051	26	(71)	10,006

Corporate and other debt	9,675	98	(10)	9,763	9,853	79	(37)	9,895

	18,763	127	(32)	18,858	19,904	105	(108)	19,901

Total debt securities	91,643	851	(65)	92,429	97,663	688	(167)	98,184
Equity securities
Common shares	3,647	51	(196)	3,502	2,641	26	(280)	2,387

Preferred shares	304	1	(66)	239	303	–	(91)	212

	3,951	52	(262)	3,741	2,944	26	(371)	2,599
Total securities at fair value through other comprehensive income	$95,594	$903	$(327)	$96,170	$100,607	$714	$(538)	$100,783

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended
	January 31, 2021	October 31, 2020	January 31, 2021	January 31, 2020
	Fair value		Dividend income recognized
Common shares	$3,502	$2,387	$30	$27

Preferred shares	239	212	3	3
Total	$3,741	$2,599	$33	$30

Summary of Securities Net Realized Gains (Losses)

The following table summarizes the net realized gains and losses for the three months ended January 31, 2021 and January 31, 2020.

Securities Net Realized Gains (Losses)

(millions of Canadian dollars)	For the three months ended
	January 31 2021	January 31 2020
Debt securities at fair value through other comprehensive income	$20	$10

Summary of Debt Securities by Risk Rating

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2021									October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities
Investment grade	$299,803	$–	$	n/a	$299,803	$322,842	$–	$	n/a	$322,842
Non-Investment grade	2,591	215		n/a	2,806	2,762	244		n/a	3,006
Watch and classified	n/a	28		n/a	28	n/a	17		n/a	17

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	302,394	243		–	302,637	325,604	261		–	325,865

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	2	–		–	2
Debt securities, net of allowance	$302,392	$243		$–	$302,635	$325,602	$261		$–	$325,863